AB INBEV Companies - Summary of Name and Registered Office of Fully Consolidated Companies (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Dominican Republic [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA NACIONAL DOMINICANA S.A. – Autopista 30 de Mayo Km 61/2, Distrito Nacional – A.P. 1086 – Santo Domingo1
Proportion of ownership interest in subsidiary	34.06%
Argentina [member] | CERVECERIA Y MALTERIA QUILMES SAICA y G [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA Y MALTERIA QUILMES SAICA y G – Charcas 5160 – C1425BOF – Buenos Aires
Proportion of ownership interest in subsidiary	61.92%
Australia [member] | FOSTER'S GROUP PTY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	FOSTER’S GROUP PTY LTD – Southbank Boulevard 77 – 3006 Southbank – Victoria
Proportion of ownership interest in subsidiary	100.00%
Australia [member] | CUB PTY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CUB PTY LTD – Southbank Boulevard 77 – 3006 Southbank – Victoria
Proportion of ownership interest in subsidiary	100.00%
Australia [member] | FBG FINANCE PTY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	FBG FINANCE PTY LTD – Southbank Boulevard 77 – 3006 Southbank – Victoria
Proportion of ownership interest in subsidiary	100.00%
Australia [member] | FBG TREASURY (AUST) PTY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	FBG TREASURY (AUST) PTY LTD – Southbank Boulevard 77 – 3006 Southbank – Victoria
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | BRASSERIE DE L'ABBAYE DE LEFFE S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRASSERIE DE L’ABBAYE DE LEFFE S.A. – Place de l’Abbaye 1 – 5500 – Dinant
Proportion of ownership interest in subsidiary	98.54%
Belgium [member] | BROUWERIJ VAN HOEGAARDEN N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BROUWERIJ VAN HOEGAARDEN N.V. – Stoopkensstraat 46 – 3320 – Hoegaarden
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | COBREW N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COBREW N.V. – Brouwerijplein 1 – 3000 – Leuven
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | INBEV BELGIUM S.P.R.L. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV BELGIUM S.P.R.L. – Industrielaan 21 – 1070 – Brussel
Proportion of ownership interest in subsidiary	100.00%
Botswana [member] | KGALAGADI BREWERIES (PTY) LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	KGALAGADI BREWERIES (PTY) LTD - Plot 20768, Broadhurst industrial estate - Gaborone1
Proportion of ownership interest in subsidiary	31.00%
Bolivia [member] | CERVECERIA BOLIVIANA NACIONAL S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA BOLIVIANA NACIONAL S.A. – Av. Montes 400 and Chuquisaca No. 121, Zona Challapampa – La Paz
Proportion of ownership interest in subsidiary	61.92%
Brazil [Member] | Ambev [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AMBEV S.A. – Rua Dr Renato Paes de Barros, 1017, 3° andar, Itaim Bibi – CEP 04530-001 – São Paulo
Proportion of ownership interest in subsidiary	61.92%
Canada [member] | LABATT BREWING COMPANY LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	LABATT BREWING COMPANY LIMITED – 207 Queen’s Quay West, Suite 299 – M5J 1A7 – Toronto
Proportion of ownership interest in subsidiary	61.92%
Chile [member] | CERVECERIA CHILE S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA CHILE S.A. – Av. Presidente Eduardo Frei Montalva 9600 – 8700000 – Quilicura
Proportion of ownership interest in subsidiary	61.92%
China [member] | ANHEUSER-BUSCH INBEV (CHINA) SALES CO LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (CHINA) SALES CO LTD. – Shangshou, Qin Duan Kou, Hanyang Area – 430051 – Wuhan City, Hubei Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. – Shangshou, Qin Duan Kou, Hanyang Area – 430051 – Wuhan City, Hubei Province
Proportion of ownership interest in subsidiary	97.06%
China [member] | ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. – 1 Budweiser Avenue, Southwest St., Sanshui District – 528132 – Foshan City, Guangdong
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. – 9 HaPi Road Pingfang District – 150066 – Harbin City, Heilongijang Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. – 18, Yingbin Road – 063300 – Tangshan City, Hebei Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. – 660 Gong Ye Road, Hanjiang District – 351111 – Putian City, Fujian Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. – Lantian Economic District – 363005 – Zhangzhou City, Fujian Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. – 159 Qi Xia East Road, Chengguan Town, Tiantai County – 317200 – Taizhou Cithy, Zhejiang Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | NANCHANG ASIA BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	NANCHANG ASIA BREWERY CO. LTD. – 183 West Sandian Road, Qing Yun Pu District – Nanchang City, Jiangxi Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | SIPING GINSBER DRAFT BEER CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SIPING GINSBER DRAFT BEER CO. LTD. – Xianmaquan, Tiedong Area – Siping City, Jilin Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV BIG BOSS (JIANGSU) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV BIG BOSS (JIANGSU) BREWERY CO. LTD. – 666 Zhaoxia Road – Nantong City, Jiangsu Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. – No. 1, AB InBev Avenue, Cheng Nan Industry Park, Economic Development Area – 641300 – Ziyang City, Sichuan Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. – No. 1 Budweiser Avenue, Industry Park, Tangzhuang Town – 453100 – Weihui City, Henan Province
Proportion of ownership interest in subsidiary	100.00%
China [member] | INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. – 89 Jin Long Quan Avenue – Jingmen City, Hubei Province
Proportion of ownership interest in subsidiary	60.00%
China [member] | ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. – No 1 Qujiang Road, Suyu Industry Park – Suqian City, Jiangsu Province
Proportion of ownership interest in subsidiary	100.00%
Colombia [member] | BOGOTA BEER COMPANY BBC S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BOGOTA BEER COMPANY BBC S.A.S. – Avenida Carrera 24 85A-47 – Bogota
Proportion of ownership interest in subsidiary	97.22%
Colombia [member] | BAVARIA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BAVARIA SA – Carrera 53A 127–35 – Cundinamarca – 111111 Bogota
Proportion of ownership interest in subsidiary	99.14%
Colombia [member] | AMBEV COLOMBIA S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AMBEV COLOMBIA S.A.S. – Calle 90 12-28 Piso 2 – Bogota
Proportion of ownership interest in subsidiary	97.22%
Czech Republic [member] | PIVOVAR SAMSON A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	PIVOVAR SAMSON A.S. – V parku 2326/18, Chodov, 148 00 Praha 4
Proportion of ownership interest in subsidiary	100.00%
Ecuador [member] | COMPANIA CERVECERA AMBEV ECUADOR S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COMPAÑIA CERVECERA AMBEV ECUADOR S.A. – Km 14.5 Via a Daule S/N y Av. Las Iguanas, Guayaquil
Proportion of ownership interest in subsidiary	97.22%
Ecuador [member] | CERVECERIA NACIONAL (CN) S,A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA NACIONAL (CN) SA – Via a daule km 16,5 y calle cobre s/n – Guayaquil, Guayas
Proportion of ownership interest in subsidiary	95.58%
El Salvador [member] | INDUSTRIAS LA CONSTANCIA, SA DE CV [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INDUSTRIAS LA CONSTANCIA, SA DE CV – 526 Av. Independencia, San Salvador
Proportion of ownership interest in subsidiary	100.00%
France [member] | AB INBEV FRANCE S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV FRANCE S.A.S. – Immeuble Crystal, 38, Place Vauban – C.P. 59110 – La Madeleine
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | BRAUEREI BECK GmbH & CO. KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRAUEREI BECK GmbH & CO. KG – Am Deich 18/19 – 28199 – Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | BRAUEREI DIEBELS GmbH & CO.KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRAUEREI DIEBELS GmbH & CO.KG – Brauerei-Diebels-Strasse 1 – 47661 – Issum
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | HAAKE-BECK AG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	HAAKE-BECK AG – Am Deich 18/19 – 28199 – Bremen
Proportion of ownership interest in subsidiary	99.96%
Germany [member] | HASSERODER BRAUEREI GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	HASSERÖDER BRAUEREI GmbH – Auerhahnring 1 – 38855 – Wernigerode
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH – Am Deich 18/19 – 28199 – Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | SPATEN - FRANZISKANER - BRAU GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SPATEN – FRANZISKANER – BRÄU GmbH – Marsstrasse 46 + 48 – 80335 – München
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | ANHEUSER-BUSCH INBEV Deutschland GmbH & Co KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV Deutschland GmbH & Co KG – Am Deich 18/19 – 28199 – Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | LOEWENBRAEU AG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	LOEWENBRAEU AG – Nymphenburger Str. 7 – 80335 – München
Proportion of ownership interest in subsidiary	100.00%
Ghana [member] | ACCRA BREWERY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ACCRA BREWERY LTD – Farra Avenue 20 1st Floor, Pkf Building, P.O. Box Gp1219 – Accra
Proportion of ownership interest in subsidiary	60.00%
Luxembourg [member] | BRASSERIE DE LUXEMBOURG MOUSEL - DIEKIRCH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRASSERIE DE LUXEMBOURG MOUSEL – DIEKIRCH – 1, Rue de la Brasserie – L-9214 – Diekirch
Proportion of ownership interest in subsidiary	95.82%
Honduras [member] | CERVECERIA HONDURENA, SA DE CV [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA HONDUREÑA, SA DE CV – Blvd. Del Norte, Carretera Salida a Puerto Cortes – San Pedro Sula, Cortes
Proportion of ownership interest in subsidiary	99.00%
India [member] | CROWN BEERS INDIA LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CROWN BEERS INDIA LIMITED – #8-2-684/A, Road No. 12 – Banjara Hills, Hyderabad 500034 – Andhra Pradesh
Proportion of ownership interest in subsidiary	100.00%
India [member] | SABMILLER INDIA LIMITED LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SABMILLER INDIA LIMITED LTD. – Unit No.301-302, Dynasty Business Park, 3rd Floor – Andheri – Kurla Road, Andheri (East) – 400059 – Mumbai, Maharashtra
Proportion of ownership interest in subsidiary	99.60%
Italy [member] | ANHEUSER-BUSCH INBEV ITALIA SPA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV ITALIA SPA - Piazza Buffoni 3, 21013 Gallarate
Proportion of ownership interest in subsidiary	100.00%
Mexico [member] | CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V – Javier Barros Sierra 555 Piso 3 – Zedec Ed Plaza Santa Fe – 01210 Mexico City
Proportion of ownership interest in subsidiary	100.00%
Mozambique [member] | CERVEJAS DE MOCAMBIQUE SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVEJAS DE MOÇAMBIQUE SA - Rua do Jardim 1329 - Maputo2
Proportion of ownership interest in subsidiary	49.00%
Netherlands [member] | INBEV NEDERLAND N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV NEDERLAND N.V.-Ceresstraat 1-4811 CA - Breda
Proportion of ownership interest in subsidiary	100.00%
Netherlands [member] | INTERBREW INTERNATIONAL B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INTERBREW INTERNATIONAL B.V.-Ceresstraat 1-4811 CA-Breda
Proportion of ownership interest in subsidiary	100.00%
Netherlands [member] | AB InBev Africa B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB InBev Africa B.V.- Ceresstraat 1, 4811 CA - Breda
Proportion of ownership interest in subsidiary	62.00%
Netherlands [member] | AB InBev Botswana B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB InBev Botswana B.V.- Ceresstraat 1, 4811 CA - Breda
Proportion of ownership interest in subsidiary	62.00%
Nigeria [member] | BEVERAGE MANAGEMENT SOLUTIONS LIMITED LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BEVERAGE MANAGEMENT SOLUTIONS LIMITED LTD.-58 Akanbi Onitiri Close, Off Eric Moore Road, Surelere-Lagos
Proportion of ownership interest in subsidiary	50.00%
Nigeria [member] | INTERNATIONAL BREWERIES PLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INTERNATIONAL BREWERIES PLC - Lawrence Omole Way, Omi Osoro Road, Imo Ilesha, Osun State2
Proportion of ownership interest in subsidiary	37.50%
Panama [member] | CERVECERIA NACIONAL HOLDING SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA NACIONAL HOLDING SA - Costa del Este Business Park, torre Oeste Piso 2 - Ciudad de Panama
Proportion of ownership interest in subsidiary	60.00%
Paraguay [member] | CERVECERIA PARAGUAYA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA PARAGUAYA S.A.-Ruta Villeta km 30 N 3045-2660-Ypané
Proportion of ownership interest in subsidiary	61.92%
Peru [member] | COMPANIA CERVECERA AMBEV PERU S.A.C. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COMPANIA CERVECERA AMBEV PERU S.A.C.-Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa-Lurigancho (Chosica)-Lima 15
Proportion of ownership interest in subsidiary	97.22%
Peru [member] | UNIOIN DE CERVECERIAS PERUANAS BACKUS Y JOHNSTON SAA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	UNION DE CERVECERIAS PERUANAS BACKUS Y JOHNSTON SAA - 3986 Av. Nicolas Ayllon, Ate, Lima 3
Proportion of ownership interest in subsidiary	93.65%
Russian Federation [member] | OAO SUN INBEV [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	OAO SUN INBEV - 28 Moscovskaya Street, Moscow region - 141600 - Klin
Proportion of ownership interest in subsidiary	99.95%
South Africa [member] | SABSA HOLDINGS LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SABSA HOLDINGS LTD - 2 Jan Smuts Avenue, Gauteng - Johannesburg
Proportion of ownership interest in subsidiary	100.00%
South Africa [member] | THE SOUTH AFRICAN BREWERIES (PTY) LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	THE SOUTH AFRICAN BREWERIES (PTY) LTD - 65 Park Lane, Gauteng - Johannesburg
Proportion of ownership interest in subsidiary	91.55%
South Korea [member] | ORIENTAL BREWERY CO., LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ORIENTAL BREWERY CO., LTD-151, Hyeondogongdan-ro, Seowon-gu Cheongju-si, Chungcheongbuk-do
Proportion of ownership interest in subsidiary	100.00%
Switzerland [member] | Anheuser Bush InBev Procurement (GMBH) [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV PROCUREMENT GMBH GESELLSCHAFT MIT BESCHRÄNKTER HAFTUNG (GMBH)-Turmstrasse 26-6300-Zug
Proportion of ownership interest in subsidiary	100.00%
Tanzania [member] | KIBO Breweries LTD Private Company [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	KIBO BREWERIES LTD PRIVATE COMPANY-Uhuru Street, Plot No 79, Block AA, Mchikichini, Ilala District-Dar es Salaam1
Proportion of ownership interest in subsidiary	36.00%
Uganda [member] | NILE BREWERIES LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	NILE BREWERIES LTD-Plot M90 Yusuf Lule Roa, Njeru, Jinja-Eastern Uganda
Proportion of ownership interest in subsidiary	61.76%
Ukraine [member] | SUN INBEV UKRAINE PJSC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SUN INBEV UKRAINE PJSC-30-V Fizkultury Str., BC "Faringeit" 4th floor-3068-Kiev
Proportion of ownership interest in subsidiary	98.34%
United Kingdom [member] | AB INBEV UK LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV UK LTD-Porter Tun House, 500 Capability Green-LU1 3LS-Luton
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | PIONEER BREWING COMPANY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	PIONEER BREWING COMPANY LTD-Porter Tun House, 500 Capability Green-LU1 3LS-Luton
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB InBev Holdings Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV HOLDINGS LIMITED-AB INBEV HOUSE, CHURCH STREET WEST-GU21 6HT-WOKING, SURREY
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB InBev International Brands Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV INTERNATIONAL BRANDS LIMITED- AB InBev House, Church Street West, Woking, Surrey, GU21 6HT
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH COMPANIES, LLC. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH COMPANIES, LLC.-One Busch Place-St. Louis, MO 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH INTERNATIONAL, INC. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INTERNATIONAL, INC.-One Busch Place-St. Louis, MO 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH PACKAGING GROUP, INC. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH PACKAGING GROUP, INC.-One Busch Place-St. Louis, MO 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH, LLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH, LLC-One Busch Place, St. Louis, MO. 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | METAL CONTAINER CORPORATION, INC. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	METAL CONTAINER CORPORATION, INC.-One Busch Place, St. Louis, MO. 63118
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser-Busch North American Holding Corporation [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH NORTH AMERICAN HOLDING CORPORATION-C/O THE CORPORATION TRUST COMPANY INC.-1209 Orange Street-DE 19801-Wilmington
Proportion of ownership interest in subsidiary	100.00%
Uruguay [member] | CERVECERIA Y MALTERIA PAYSANDU S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA Y MALTERIA PAYSANDU S.A.-Cesar Cortinas, 2037-C.P. 11500-Montevideo
Proportion of ownership interest in subsidiary	61.92%
Vietnam [member] | ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED/No.2 VSIP II-A, Street no. 28, Vietnam-Singapore II-A Industrial Park, Tan Uyen District, Binh Duong Province
Proportion of ownership interest in subsidiary	100.00%
Zambia [member] | ZAMBIAN BREWERIES PLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ZAMBIAN BREWERIES PLC-Mungwi Road, Plot Number 6438, Lusaka
Proportion of ownership interest in subsidiary	54.00%